SIGNIFICANT ACCOUNTING POLICIES - Assets classified as held for sale (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Mar. 21, 2022 USD ($)
Assets classified as held for sale
Advances received for assets held for sale				$ (350)
Impairment loss for assets		$ 873
Assets classified as held for sale | Costanera
Assets classified as held for sale
Pre sale agreement amount					$ 6
Advances received for assets held for sale			$ 2	$ 350
Impairment loss for assets	$ 1,775